Shareholder Fees {- Fidelity Environmental Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Environmental Bond Fund Retail Pro-05 | Fidelity Environmental Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none